Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Loss Per Share (Tables) [Line Items]
Schedule of Antidilutive Common Stock Equivalents

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive in the nine months ended February 28:

	2026	2025
Stock options	441,750	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2025	2024
Stock options	511,950	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336